Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2023
Entity Registrant Name	INVESCO MANAGEMENT TRUST
Entity Central Index Key	0001605283
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 14, 2023
Document Effective Date	Dec. 15, 2023
Prospectus Date	Dec. 15, 2023
Class A, R6 & Y | Invesco Conservative Income Fund | Institutional Class
Prospectus:
Trading Symbol	ICIFX
Class A, R6 & Y | Invesco Conservative Income Fund | Class A
Prospectus:
Trading Symbol	ICIVX
Class A, R6 & Y | Invesco Conservative Income Fund | Class R6
Prospectus:
Trading Symbol	ICIRX
Class A, R6 & Y | Invesco Conservative Income Fund | Class Y
Prospectus:
Trading Symbol	ICIYX
Institutional Class | Invesco Conservative Income Fund | Institutional Class
Prospectus:
Trading Symbol	ICIFX